Consolidated Statement of Comprehensive (Loss) Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Net Income (loss)	$ (47.5)	$ 318.9
Items that may be reclassified to net (loss) income
Foreign currency exchange differences on translation of foreign operations	(284.8)	118.3
Net gain (loss) on hedges of net investment in foreign operations	140.4	(71.0)
Reclassification to income of foreign currency exchange differences	(21.2)	(40.4)
Net gain (loss) on cash flow hedges	61.4	(32.3)
Reclassification to income of loss on cash flow hedges	(20.3)	(0.2)
Income taxes	(14.6)	23.0
Items that may be reclassified to net (loss) income	(139.1)	(2.6)
Items that will never be reclassified to net (loss) income
Remeasurement of defined benefit pension plan obligations	1.1	13.4
Net loss on financial assets carried at fair value through OCI	(1.8)	0.0
Income taxes	(0.3)	(3.6)
Items that will never be reclassified to net (loss) income	(1.0)	9.8
Other comprehensive (loss) income	(140.1)	7.2
Total comprehensive (loss) income	(187.6)	326.1
Attributable to:
Equity holders of the Company	(181.5)	315.4
Non-controlling interests	$ (6.1)	$ 10.7